Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total cost of sales and services	$ 41,907	$ 45,911	$ 24,711
Total Research and development expenses	5,886	5,574	5,796
Total Sales and marketing expenses	10,694	21,674	2,683
Total General and administrative expenses	49,172	57,271	9,313
e. Other expenses, net:
Total Other expenses, net	12,723
f. Finance income and expenses:
Finance income	484	469	5
Finance expenses	7,194	1,384	296
Salaries and related expenses [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total cost of sales and services	28,098	29,972	11,506
Total Research and development expenses	6,879	5,201	5,468
Total Sales and marketing expenses	4,239	7,972	1,910
Total General and administrative expenses	8,409	16,089	4,844
Subcontractors and consultants [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total cost of sales and services	8,359	12,980	8,658
Depreciation and amortization [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total cost of sales and services	4,757	1,659	372
Total Sales and marketing expenses	6,026	12,688	727
Total General and administrative expenses	1,463	1,680	884
Material [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total cost of sales and services		461	3,701
Impairment expenses [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total cost of sales and services		438
Total General and administrative expenses	10,643	14,618
Other [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total cost of sales and services	693	401	474
Total Research and development expenses	298	406	328
Total Sales and marketing expenses	193	708	9
Total General and administrative expenses	4,273	2,850	1,473
Research and development expenses gross [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total Research and development expenses	7,177	5,607	5,796
Less – government grants [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total Research and development expenses	(1,291)	(33)
Advertising and public relations [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total Sales and marketing expenses	236	306	37
Office Maintenance [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total General and administrative expenses	1,392	1,410	303
Consulting [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total General and administrative expenses	16,716	16,627	1,149
Legal expenses [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total General and administrative expenses	2,713	2,157	411
Audit and accounting [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total General and administrative expenses	773	1,418	249
Insurance [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total General and administrative expenses	1,622	26	(45)
Directors fees [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of Additional Information to Profit or Loss [Line Items]
Total General and administrative expenses	1,168	396	131
Governmental grants income [Member]
e. Other expenses, net:
Total Other expenses, net	(1,159)
ELOC [Member]
e. Other expenses, net:
Total Other expenses, net	1,570
Fair market value related expenses (ELOC) [Member]
e. Other expenses, net:
Total Other expenses, net	12,312
Gain from exchange rate differences [Member]
f. Finance income and expenses:
Finance income	271	19
Interest income [Member]
f. Finance income and expenses:
Finance income	213	450	5
Loss from exchange rate differences [Member]
f. Finance income and expenses:
Finance expenses			105
Bank fees [Member]
f. Finance income and expenses:
Finance expenses	109	145	105
Changes in fair value of financial instruments [Member]
f. Finance income and expenses:
Finance expenses	247
Interest expenses [Member]
f. Finance income and expenses:
Finance expenses	$ 6,838	$ 1,239	$ 86